Label	Element	Value
Document Effective Date	dei_DocumentEffectiveDate	Jun. 22, 2015
Central Index Key	dei_EntityCentralIndexKey	0000801444
Document Creation Date	dei_DocumentCreationDate	Jun. 22, 2015
Document Type	dei_DocumentType	497
Registrant Name	dei_EntityRegistrantName	TOCQUEVILLE TRUST
Amendment Flag	dei_AmendmentFlag	false
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 22, 2015
The Tocqueville Fund | The Tocqueville Fund (The Tocqueville Fund)
Trading Symbol	dei_TradingSymbol	TOCQX
The Tocqueville Opportunity Fund | The Tocqueville Opportunity Fund (The Tocqueville Opportunity Fund)
Trading Symbol	dei_TradingSymbol	TOPPX
The Tocqueville International Value Fund | The Tocqueville International Value Fund (The Tocqueville International Value Fund)
Trading Symbol	dei_TradingSymbol	TIVFX
The Delafield Fund | The Delafield Fund (The Delafield Fund)
Trading Symbol	dei_TradingSymbol	DEFIX
The Tocqueville Select Fund | The Tocqueville Select Fund (The Tocqueville Select Fund)
Trading Symbol	dei_TradingSymbol	TSELX